Stockholders' Equity - Stock Option Activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Shares
Stock options outstanding at beginning of period	2,954,315	1,480,139
Granted	4,307,599	1,674,153
Exercised	(12,765)	(70,967)
Expired	(82,253)	(49,532)
Forfeited	(130,022)	(79,478)
Stock options outstanding at end of period	7,036,874	2,954,315
Stock options exercisable at end of period	1,680,455
Weighted Average Exercise Price
Stock options outstanding at beginning of period (in dollars per share)	$ 7.62	$ 11.05
Granted (in dollars per share)	1.10	4.65
Exercised (in dollars per share)	1.30	6.53
Expired (in dollars per share)	10.20	14.26
Forfeited	4.44	5.55
Stock options outstanding at end of period (in dollars per share)	3.67	$ 7.62
Stock options exercisable at end of period	$ 9.63
Aggregate Intrinsic Value
Stock options outstanding at beginning of period	$ 100,419	$ 403,743
Stock options outstanding at end of period	16,842	$ 100,419
Stock options exercisable at end of period	$ 16,841
Weighted Average Remaining Contractual Life
Stock options outstanding at end of period	9 years 1 month 6 days
Stock options exercisable at end of period	7 years 6 months
Unrecognized stock-based compensation expense	$ 5,400,000
Unrecognized stock-based compensation expense, recognition period	1 year 3 months 18 days
Weighted-average fair value of options	$ 0.87	$ 3.67